Note 7 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
7
.     Commitments and Contingencies

License agreement

On December 22, 2011, SBR entered into an exclusive license agreement with the university of Florida research foundation (“UFRF”), which was acquired in exchange for $15,000 in cash and the issuance of 10% of its common stock. Upon executing the license agreement, 800,000 shares of common stock were issued to UFRF which was determined to have a fair value of $20,000 based upon an estimated fair value of SBR’s common stock of $0.025 per share. The license agreement also contained an anti-dilution provision which required SBR to issue additional shares to UFRF sufficient for UFRF to maintain its 10% ownership interest in SBR until SBR secured an addition $2.0 million external investment in SBR. This investment was received during 2012.

The license agreement requires the company to pay royalties to UFRF ranging from 2.5% to 5% of net sales of licensed products developed from the licensed technology. Minimum annual royalties are required after the initial occurrence of a commercial sale of a marketed product. Royalties are payable for the longer of (i) the last to expire of the claims in the licensed patents or (ii) ten (10) years from the first commercial sale of a licensed product in each country in which licensed product is sold. The minimum annual royalties are as follows:

●	$50,000 is due 270 days after occurrence of first commercial sale;
●	$100,000 is due on the first anniversary date of the first payment;
●	$100,000 is due on the second anniversary date of the first payment; and
●	$300,000 is due on the third anniversary date of the first payment and subsequent anniversary dates thereafter, continuing for the life of the license agreement.

In addition, the company is subject to six different milestone payments under the license agreement.

●	$50,000 is due upon enrollment of the first subject in a phase 1 clinical trial;
●	$300,000 is due upon enrollment of the first subject in a phase ii clinical trial;
●	$3,000,000 is due upon approval of a new drug application;
●	$2,000,000 is due upon approval to manufacture and market in either the European union or japan (one time only);
●	$1,000,000 is due upon the first time annual net sales of licensed product or licensed process by the company reaches $100,000,000; and
●	$3,000,000 is due upon the first time annual net sales of licensed product or licensed process by the company reaches $500,000,000.

The license agreement is subject to customary and usual termination provisions. The license agreement was assumed by Cimarron in connection with the Merger. As of December 31, 2015 and 2014, no royalty or milestone payments were due. The Company is also committed to pay an annual license maintenance fee of $10,000.

Clinical
Trials

We are currently conducting a Phase 1 study in patients with pancreatic cancer, for a duration of approximately 24 months. The first patient was enrolled in January 2016. This study is expected to include a dose-escalation phase with 8-week cycles of treatment at each dose level. At least two cycles of therapy at each dose level are anticipated in this trial, with continued treatment permitted for patients with clinical responses or stable disease. The projected safety profile suggests that repeat cycles would be well tolerated. Additional clinical trials will be subsequently required if the results of the Phase 1 pancreatic cancer trial are positive. We estimate the total time and cost to obtain FDA and EU approval and bring SBP-101 to market is 6 to 7 years and up to two-hundred million dollars ($200 million). Clinical trial costs are expensed as incurred.

Indemnification
of Directors and Officers

The bylaws of the Company provide that it will indemnify and advance expenses to its directors and officers to the fullest extent permitted by law or, if applicable, pursuant to indemnification agreements. They further provide that we may choose to indemnify other employees or agents of our Company from time to time. Section 16-10a-908 of the Utah Revised Business Corporation Act and the Company’s bylaws permit it to secure insurance on behalf of any officer, director, employee or other agent for any liability arising out of his or her actions in connection with their services to the Company, regardless of whether the bylaws permit indemnification. We maintain a directors’ and officers’ liability insurance policy for that purpose. As of December 31, 2015 there was no pending litigation or proceeding involving any director or officer of the Company as to which indemnification is required or permitted, and we are not aware of any threatened litigation or proceeding that may result in a claim for indemnification. Insofar as indemnification for liabilities arising under the Securities Act may be permitted to directors, officers and controlling persons of the Company, the Company has been advised that, in the opinion of the SEC, such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable.

The Company believes the fair value of these indemnification agreements is minimal. Accordingly, the Company had not recorded any liabilities for these obligations as of December 31, 2015 or 2014.